Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2021	€ 22,454	€ 1,728,658	€ (5,817)	€ (1,056,785)	€ (34)	€ 688,476
Net loss				(72,677)		(72,677)
Other comprehensive income (loss)					(212)	(212)
Total comprehensive income (loss)				(72,677)	(212)	(72,889)
Share-based payments (net of taxes)		2,262				2,262
Issuance of share capital (net of transaction costs)	41	4,680				4,721
Exercise of options	1					1
Settlement of share-based payment awards		(3,452)	4,083			631
Balance at the end at Jun. 30, 2022	22,496	1,732,148	(1,734)	(1,129,462)	(246)	623,202
Balance at the beginning at Dec. 31, 2022	23,400	1,817,287	(1,481)	(1,305,814)	(139)	533,253
Net loss				(124,833)		(124,833)
Other comprehensive income (loss)					16	16
Total comprehensive income (loss)				(124,833)	16	(124,816)
Share-based payments (net of taxes)		4,572				4,572
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	13	(1,295)	€ 1,481			199
Balance at the end at Jun. 30, 2023	€ 26,866	€ 2,052,951		€ (1,430,647)	€ (123)	€ 649,047